Acquisitions - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 25, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 25, 2025	Jan. 25, 2024
Business Acquisition [Line Items]
Cash Paid for Acquisitions, Net of Cash Acquired		$ 717,907	$ 0	$ 203,998	$ 118,581	$ 58,237
ITRenew
Business Acquisition [Line Items]
Equity interest acquired	80.00%
Total Consideration	$ 725,000
Cash consideration	748,846
Net cash acquired	30,720
Cash Paid for Acquisitions, Net of Cash Acquired	$ 718,126
Possible subsequent percentage acquired	20.00%
Deferred Purchase Obligation (as defined in Note 3)	$ 275,100
Consolidation percentage	100.00%
ITRenew | Minimum
Business Acquisition [Line Items]
Value of possible subsequent acquisition	$ 200,000
ITRenew | Maximum
Business Acquisition [Line Items]
Value of possible subsequent acquisition	$ 531,000
ITRenew | Second Anniversary | Forecast
Business Acquisition [Line Items]
Possible subsequent percentage acquired								16.00%
ITRenew | Third Anniversary | Forecast
Business Acquisition [Line Items]
Possible subsequent percentage acquired							4.00%
All acquisitions
Business Acquisition [Line Items]
Total Consideration		1,025,146		230,604	151,890	57,365
Cash consideration		748,846		$ 224,192	$ 124,614	$ 53,230
Deferred Purchase Obligation (as defined in Note 3)		$ 275,100